Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 16, 2018	Sep. 20, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Average invested assets percentage						2.00%
Operating expenses				$ 19,051	$ 16,502	$ 22,272	$ 66,819	$ 47,207
Property management fees percentage						3.00%
Gross revenue percentage						1.00%
Construction management fee percentage						5.00%
Underwriting Compensation Percentage of Gross Proceeds Received				9.00%		9.00%
Related Party Transaction, Shares Outstanding			563,440	563,440
Griffin Capital Essential Asset Advisor II, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shares Sold		263,992
Related Party Transaction, Proceeds from Sell of Shares		$ 2,500
Advisor and Property Manager Fees - Performance Distribution [Member]
Related Party Transaction [Line Items]
Performance Distribution, Percentage Of Total Return				12.50%		12.50%
Operating expenses				$ 6,200	213	$ 2,394	0	$ 0
Performance Distribution, Hurdle Rate, Annualized Rate Of Return On Net Asset Value				5.50%		5.50%
Performance Distribution, Distribution Percentage On Excess Profits Before Threshold						100.00%
Performance Distribution, Distribution Threshold						12.50%
Performance Distribution, Distribution Percentage On Excess Profits After Threshold						12.50%
Related Party Transaction, Amounts of Transaction	$ 1,200
Reimbursement, Services Provided That Are not Entitled to Advisor Fees | Griffin Capital Essential Asset Advisor II, LLC [Member]
Related Party Transaction [Line Items]
Operating expenses				$ 600	500
Reimbursement, Services Provided That Are not Entitled to Advisor Fees | Griffin Capital Essential Asset Advisor, LLC
Related Party Transaction [Line Items]
Operating expenses						$ 700	500
Reimbursement, Reimbursable Expenses
Related Party Transaction [Line Items]
Average invested assets percentage				2.00%
Sales revenue goods percentage				25.00%		25.00%
Reimbursement, Reimbursable Expenses | Griffin Capital Essential Asset Advisor II, LLC [Member]
Related Party Transaction [Line Items]
Operating expenses				$ 70	100
Reimbursement, Reimbursable Expenses | Griffin Capital Essential Asset Advisor, LLC
Related Party Transaction [Line Items]
Operating expenses						$ 200
Dealer Manager Agreement [Member]
Related Party Transaction [Line Items]
Dealer Manager Fee Percentage						0.50%
Underwriting Compensation Percentage of Gross Proceeds Received				10.00%		10.00%
Dealer Distribution Fee [Member]
Related Party Transaction [Line Items]
Underwriting Compensation Percentage of Gross Proceeds Received				9.00%		9.00%
Griffin Capital Essential Asset REIT, Inc. [Member]
Related Party Transaction [Line Items]
Percentage of acquisition fees (percent)				2.50%		2.50%
Percent reimbursed (percent)				0.50%		0.50%
Percentage of purchase price of properties				0.60%		0.60%
Percentage of contract purchase price				6.00%		6.00%
Disposition fee, percent of contract sales price				3.00%		3.00%
Disposition fee, percent of competitive commission				50.00%		50.00%
Disposition fee, percent of aggregate contract sales price				6.00%		6.00%
Asset management fee percentage of average invested assets				0.75%		0.75%
Average invested assets percentage				2.00%		2.00%
Sales revenue goods percentage				25.00%		25.00%
Property management fees percentage				3.00%		3.00%
Gross revenue percentage				1.00%		1.00%
Construction management fee percentage				5.00%		5.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Griffin Capital Essential Asset Advisor, LLC | Executive Officer [Member]
Related Party Transaction [Line Items]
Operating expenses						$ 600	400
Griffin Capital Essential Asset REIT, Inc. [Member] | Griffin Capital Essential Asset Advisor, LLC | Officer [Member]
Related Party Transaction [Line Items]
Operating expenses						$ 200	$ 200
Griffin Capital Essential Asset REIT, Inc. [Member] | Reimbursement, Services Provided That Are not Entitled to Advisor Fees | Griffin Capital Essential Asset Advisor, LLC
Related Party Transaction [Line Items]
Operating expenses			$ 400
Griffin Capital Essential Asset REIT, Inc. [Member] | Reimbursement, Reimbursable Expenses | Griffin Capital Essential Asset Advisor, LLC
Related Party Transaction [Line Items]
Operating expenses			$ 200		$ 100
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Share of Net Sale Proceeds | Griffin Capital Essential Asset Advisor, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, minimum required cumulative, non-compounded return to shareholders, percentage				6.00%		6.00%
Compensation rate, cumulative, non-compounded return to shareholders, range one, percentage				5.00%		5.00%
Compensation rate, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range three, percentage				10.00%		10.00%
Compensation rate, cumulative, non-compounded return to shareholders, range three, percentage				15.00%		15.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Share of Net Sale Proceeds | Griffin Capital Essential Asset Advisor, LLC | Minimum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				6.00%		6.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				8.00%		8.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Share of Net Sale Proceeds | Griffin Capital Essential Asset Advisor, LLC | Maximum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				8.00%		8.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Incentive Listing Distribution | Griffin Capital Essential Asset Advisor, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, minimum required cumulative, non-compounded return to shareholders, percentage				6.00%		6.00%
Compensation rate, cumulative, non-compounded return to shareholders, range one, percentage				5.00%		5.00%
Compensation rate, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range three, percentage				10.00%		10.00%
Compensation rate, cumulative, non-compounded return to shareholders, range three, percentage				15.00%		15.00%
Compensation payable, number of trading days				30 days		30 days
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Incentive Listing Distribution | Griffin Capital Essential Asset Advisor, LLC | Minimum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				6.00%		6.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				8.00%		8.00%
Compensation payable, distribution period				7 months		7 months
Compensation payable, 30 day commencement period				6 months		6 months
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Incentive Listing Distribution | Griffin Capital Essential Asset Advisor, LLC | Maximum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				8.00%		8.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Compensation payable, distribution period				19 months		19 months
Compensation payable, 30 day commencement period				18 months		18 months
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Termination | Griffin Capital Essential Asset Advisor, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, minimum required cumulative, non-compounded return to shareholders, percentage				6.00%		6.00%
Compensation rate, cumulative, non-compounded return to shareholders, range one, percentage				5.00%		5.00%
Compensation rate, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range three, percentage				10.00%		10.00%
Compensation rate, cumulative, non-compounded return to shareholders, range three, percentage				15.00%		15.00%
Compensation payable, percent owed within first 30 days				33.33%		33.33%
Compensation payable, termination date range one				30 days		30 days
Compensation payable, percent owed at one year anniversary				33.33%		33.33%
Compensation payable, termination date range two				1 year		1 year
Compensation payable, percent owed at two year anniversary				33.33%		33.33%
Compensation payable, termination date range three				2 years		2 years
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Termination | Griffin Capital Essential Asset Advisor, LLC | Minimum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				6.00%		6.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				8.00%		8.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Termination | Griffin Capital Essential Asset Advisor, LLC | Maximum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				8.00%		8.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Extraordinary Transaction | Griffin Capital Essential Asset Advisor, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, minimum required cumulative, non-compounded return to shareholders, percentage				6.00%		6.00%
Compensation rate, cumulative, non-compounded return to shareholders, range one, percentage				5.00%		5.00%
Compensation rate, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range three, percentage				10.00%		10.00%
Compensation rate, cumulative, non-compounded return to shareholders, range three, percentage				15.00%		15.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Extraordinary Transaction | Griffin Capital Essential Asset Advisor, LLC | Minimum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				6.00%		6.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				8.00%		8.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Extraordinary Transaction | Griffin Capital Essential Asset Advisor, LLC | Maximum | Affiliated Entity
Related Party Transaction [Line Items]
Determination of compensation, cumulative, non-compounded return to shareholders, range one, percentage				8.00%		8.00%
Determination of compensation, cumulative, non-compounded return to shareholders, range two, percentage				10.00%		10.00%
Griffin Capital Essential Asset REIT, Inc. [Member] | Compensation, Subordinated Distribution Due Upon Extraordinary Transaction | Griffin Capital Corporation | Affiliated Entity
Related Party Transaction [Line Items]
Excess merger consideration, trading restriction on stock from date of receipt				1 year		1 year
Common Class T [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00274%		0.00274%
Common Class T [Member] | Dealer Manager Agreement [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00274%		0.00274%
Related Party Fee Percentage, Sales Commission On Stock Offering						3.00%
Common Class T [Member] | Dealer Distribution Fee [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00068%		0.00068%
Common Class T [Member] | Advisor Distribution Fee [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00205%		0.00205%
Common Class T [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00342%		0.00342%
Common Class S [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00274%		0.00274%
Common Class S [Member] | Dealer Manager Agreement [Member]
Related Party Transaction [Line Items]
Related Party Fee Percentage, Sales Commission On Stock Offering						3.50%
Common Class D [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00068%		0.00068%
Common Class AA [Member] | Dealer Manager Agreement [Member]
Related Party Transaction [Line Items]
Stockholder Servicing Fee, Daily Accrual Rate				0.00274%		0.00274%
Limited Partnership Units [Member] | Advisor and Property Manager Fees - Performance Distribution [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,200
Related Party Transaction, Cash Election	50.00%